CAPITAL STOCK	6 Months Ended
Jun. 30, 2026
Capital stock [Abstract]
Capital Stock	Capital Stock

a)    Authorized Capital Stock
Our authorized capital stock is composed of an unlimited
number of common shares (issued 1,645,884,419 common
shares as at June 30, 2026). Our common shares have no
par value.
b)    Dividends
The Company’s practice has been to declare dividends
after a quarter as part of the announcement of the results
for the quarter. Dividends declared are paid in the same
quarter.
The Company’s dividend reinvestment plan
resulted in 218,876 common shares being issued to
shareholders for YTD 2026.
At the August 7, 2026 meeting, the Board of
Directors approved a dividend of $0.175 per share
(approximately $300 million) to be paid on September 15,
2026 to shareholders of record at the close of business on
August 31, 2026.
c)    Share Buyback Program
At the May 8, 2026 meeting, the Board of Directors
authorized a new share buyback program for the purchase
of up to $3 billion of Barrick’s outstanding common shares
over the next 12 months.  During YTD 2026, Barrick
purchased 29.7 million common shares for a total cash
amount of $1,209 million under this program and accrued
$24 million in related taxes.
The actual number of common shares that may be
purchased, and the timing of any such purchases, will be
determined by Barrick based on a number of factors,
including the Company’s financial performance, the
availability of cash flows, and the consideration of other
uses of cash, including capital investment opportunities,
returns to shareholders, and debt reduction.
The repurchase program does not obligate the
Company to acquire any particular number of common
shares, and the repurchase program may be suspended or
discontinued at any time at the Company’s discretion.